Average Annual Total Returns{- Fidelity Advisor Freedom 2065 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-17 - Fidelity Advisor Freedom 2065 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Since Inception		Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Since Inception		Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Since Inception		Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Since Inception		Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Since Inception		Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	10.26%	12.72%	[1]	9.44%	11.83%	[1]	6.42%	9.55%	[1]	12.56%	14.24%	[1]	15.10%	16.42%	[1]	17.33%	17.60%	[1]	17.36%	17.69%	[1]	18.40%	19.75%	[1]	16.54%	17.02%	[1]

[1]	(a)From June 28, 2019